Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)

	2025	2024	2023
	$m	$m	$m
Current tax
UK corporation tax on profit for the year	17.0	40.2	38.9
Foreign corporation tax on profit for the year	83.6	43.1	23.1
Total UK and Foreign corporation tax	100.6	83.3	62.0

Adjustment in respect of prior years:
UK corporation tax	(0.5)	0.2	0.9
Foreign corporation tax	4.4	(0.1)	1.0
Total adjustments in respect of prior years	3.9	0.1	1.9
	104.5	83.4	63.9
Deferred tax
Origination and reversal of temporary differences	0.4	(5.3)	(9.3)
Adjustment in respect of prior years – other	(1.2)	(0.3)	0.6
	(0.8)	(5.6)	(8.7)
Tax expense for the year	103.7	77.8	55.2

Deferred tax charge relating to items recognized in OCI
Items that may be reclassified subsequently to profit and loss	10.2	(7.9)	0.3
Items that will not be recycled to profit and loss	(0.3)	(3.1)	(1.4)
	9.9	(11.0)	(1.1)
Current tax expense relating to items recognized in Equity	(8.8)	(0.9)	—
Deferred tax expense relating to items recognized in Equity	5.6	(12.8)	(2.4)

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate

	2025	2024	2023
	$m	$m	$m
Profit before tax from continuing operations	411.6	295.8	196.5

Expected tax expense based on the standard rate of corporation tax in the UK of 25% (2024: 25%; 2023: 23.5%)	102.9	73.9	46.2
Explained by:
Effect of overseas tax rates	(3.1)	2.2	0.7
Income not subject to tax	(0.4)	(0.5)	(0.7)
Expenses not deductible for tax purposes	6.4	6.4	4.7
Non-deductible goodwill adjustments	(1.5)	—	2.5
Movements in deferred tax not recognized	0.1	(0.7)	2.9
Deductible payments on AT1 securities	(3.3)	(3.3)	(3.1)
Tax rate change	(0.1)	—	(0.5)
Prior year adjustments	2.7	(0.2)	2.5
Tax expense for the year	103.7	77.8	55.2

Disclosure of known or reasonably estimable information about exposure to pillar two income taxes	The impact of these is set
out below:

	2025	2024
	$m	$m
Ireland	0.2	0.1
United Arab Emirates	1.4	0.7
Total current tax expense related to Pillar II	1.6	0.8
The Group has adopted the International Tax Reform – Pillar Two Model rules amendments to IAS
12, which were issued on 23 May 2023, and has applied the exception set out in paragraph 4A in respect of recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

Disclosure of deferred tax rollforward

2025	At 1 January	Credited/ (expensed) to the income statement	Recognized on acquisition	Credited to other comprehensive income & equity	At 31 December
	$m	$m	$m	$m	$m
Acquired Intangibles	(4.9)	1.2	(9.9)	—	(13.6)
Compensation	1.7	—	0.7	—	2.4
Depreciation in excess of capital allowances	(2.6)	(0.2)	(0.4)	—	(3.2)
Lease accounting	2.2	(0.8)	(1.1)	—	0.3
Other short-term timing differences	3.8	(0.9)	(0.2)	—	2.7
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL	11.6	(0.2)	—	(9.9)	1.5
Share-based payments	30.4	1.7	—	(5.6)	26.5
	42.2	0.8	(10.9)	(15.5)	16.6

2024	At 1 January	Credited/ (expensed) to the income statement	Recognized on acquisition	Credited to other comprehensive income & equity	At 31 December
	$m	$m	$m	$m	$m
Acquired Intangibles	(1.1)	1.1	(4.9)	—	(4.9)
Compensation	0.1	1.6	—	—	1.7
Depreciation in excess of capital allowances	(1.8)	(0.8)	—	—	(2.6)
Lease accounting	1.8	0.4	—	—	2.2
Other short-term timing differences	6.2	(2.4)	—	—	3.8
Revaluation of investments, cash flow hedges and liabilities designated at FVTPL	0.7	(0.1)	—	11.0	11.6
Share-based payments	11.8	5.8	—	12.8	30.4
	17.7	5.6	(4.9)	23.8	42.2

	2025	2024
	$m	$m
Deferred tax asset	30.6	46.7
Deferred tax liability	(14.0)	(4.5)
31 December	16.6	42.2